Security Equity Fund
Security Mid Cap Growth Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

Supplement Dated March 1, 2012
to Prospectus Dated February 1, 2012

This supplement provides new and additional information beyond that contained in the Prospectus for Large Cap Core Institutional Fund, Small Cap Growth Institutional Fund, Large Cap Concentrated Growth Institutional Fund and Mid Cap Growth Institutional Fund (the “Funds”) and should be read in conjunction with those Funds’ Prospectus.

The Ticker Symbols for the Funds are as follows:

Large Cap Core Institutional Fund	GILIX
Small Cap Growth Institutional Fund	GIMIX
Large Cap Concentrated Growth Fund	GIQIX
Mid Cap Growth Institutional Fund	GIUIX

Please Retain This Supplement For Future Reference

Security Equity Fund
Security Mid Cap Growth Fund
805 King Farm Boulevard, Suite 600
Rockville, Maryland 20850

Supplement Dated March 1, 2012
to the Statement of Additional Information Dated February 1, 2012

This supplement provides new and additional information beyond that contained in the Statement of Additional Information for the Institutional share class of each of the Large Cap Core Fund, Small Cap Growth Fund, Large Cap Concentrated Growth Fund and Mid Cap Growth Fund (the “Funds”) and should be read in conjunction with the Funds’ Statement of Additional Information.

The Ticker Symbols for the Funds are as follows:

Large Cap Core Fund – Institutional Class	GILIX
Small Cap Growth Fund – Institutional Class	GIMIX
Large Cap Concentrated Growth Fund – Institutional Class	GIQIX
Mid Cap Growth Fund – Institutional Class	GIUIX

Please Retain This Supplement For Future Reference